UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1.    Reports to Stockholders.

(a)    A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

(b)    Not applicable.

The Advisors’ Inner Circle Fund III

First Foundation Fixed Income Fund

First Foundation Total Return Fund

SEMI-ANNUAL REPORT	MARCH 31, 2023

Investment Adviser: Brookmont Capital Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023

TABLE OF CONTENTS

Schedules of Investments	1

The Funds file their complete schedule of investments with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Form N-Q and N-PORT are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-838-0191 and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2023 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

	Principal Amount ($)	Value ($)
Corporate Obligations — 45.7%
COMMUNICATION SERVICES — 1.4%
ROBLOX
3.88%, 05/01/30 (a)	2,000,000	1,715,000
Warner Media
5.35%, 12/15/43	168,000	142,280

		1,857,280

CONSUMER DISCRETIONARY — 0.7%
Ford Motor Credit
3.38%, 11/13/25	750,000	702,967
Las Vegas Sands
3.90%, 08/08/29	160,000	144,428

		847,395

ENERGY — 1.9%
BP Capital Markets
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.398%, 4.88% (b) (c)	1,725,000	1,567,594
Plains All American Pipeline
ICE LIBOR USD 3 Month + 4.110%, 8.97% (b) (c)	1,000,000	885,229

		2,452,823

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
FINANCIALS — 16.8%
Arbor Realty Trust
4.50%, 03/15/27	1,750,000	1,495,094
Athene Holding
3.50%, 01/15/31	2,000,000	1,662,241
Bank of America
ICE LIBOR USD 3 Month + 3.898%, 6.10% (b) (c)	1,750,000	1,715,578
ICE LIBOR USD 3 Month + 4.553%, 6.30% (b) (c)	500,000	499,375
Bank of New York Mellon
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.358%, 4.70% (b) (c)	1,000,000	946,269
Charles Schwab
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%, 5.38% (b) (c)	1,400,000	1,326,500
Everest Reinsurance Holdings
ICE LIBOR USD 3 Month + 2.385%, 7.25%, 05/15/37 (b)	1,500,000	1,327,500
JPMorgan Chase & Co
ICE LIBOR USD 3 Month + 3.780%, 6.75% (b) (c)	3,000,000	3,010,440
Lincoln National
ICE LIBOR USD 3 Month + 2.040%, 6.85%, 04/20/67 (b)	400,000	250,212
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.318%, 9.25% (b) (c)	1,000,000	997,500
M&T Bank
4.00%, 07/15/24	250,000	244,057
Oaktree Specialty Lending
2.70%, 01/15/27	400,000	341,782
3.50%, 02/25/25	1,000,000	950,387
PNC Financial Services Group
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.238%, 6.20% (b) (c)	150,000	141,128
US Treas Yield Curve Rate T Note Const Mat 7 Yr + 2.808%, 6.25% (b) (c)	500,000	465,000
Prudential Financial, Inc.
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.035%, 3.70%, 10/01/50 (b)	1,000,000	814,569
ICE LIBOR USD 3 Month + 3.920%, 5.63%, 06/15/43 (b)	895,000	880,456
Rocket Mortgage
2.88%, 10/15/26 (a)	2,000,000	1,790,000
State Street
ICE LIBOR USD 3 Month + 1.000%, 5.87%, 06/15/47 (b)	750,000	622,015

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
FINANCIALS (continued)
Truist Financial
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.605%, 4.95% (b) (c)	1,650,000	1,525,065
United Wholesale Mortgage
5.50%, 04/15/29 (a)	500,000	417,500
Wells Fargo
ICE LIBOR USD 3 Month + 0.500%, 5.29%, 01/15/27 (b)	795,000	728,501

		22,151,169

HEALTHCARE — 0.0%
CVS Pass-Through Trust
6.04%, 12/10/28	39,270	40,087
Endo Finance
5.38%, 01/15/23 (a)(d)	187,000	7,480

		47,567

INDUSTRIALS — 8.4%
BNSF Funding Trust I
ICE LIBOR USD 3 Month + 2.350%, 6.61%, 12/15/55 (b)	1,554,000	1,461,599
Boeing
3.25%, 02/01/35	625,000	510,287
3.45%, 11/01/28	650,000	598,841
3.60%, 05/01/34	750,000	644,305
3.63%, 02/01/31	1,000,000	916,310
General Electric MTN
ICE LIBOR USD 3 Month + 0.300%, 5.09%, 05/13/24 (b)	750,000	739,279
General Electric
ICE LIBOR USD 3 Month + 3.330%, 8.20% (b) (c)	687,000	686,313
Southwest Airlines
2.63%, 02/10/30	1,000,000	843,606
7.38%, 03/01/27	3,100,000	3,295,954
Uber Technologies
4.50%, 08/15/29 (a)	1,000,000	911,250
6.25%, 01/15/28 (a)	500,000	498,750

		11,106,494

MATERIALS — 1.4%
Ball
2.88%, 08/15/30	2,250,000	1,874,149

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
REAL ESTATE — 4.1%
Federal Realty Investment Trust
3.50%, 06/01/30	2,400,000	2,117,547
Phillips Edison Grocery Center Operating Partnership I
2.63%, 11/15/31	1,000,000	749,645
Regency Centers
2.95%, 09/15/29	500,000	432,791
Retail Opportunity Investments Partnership
4.00%, 12/15/24	850,000	831,201
Rexford Industrial Realty
2.13%, 12/01/30	1,500,000	1,204,154

		5,335,338

UTILITIES — 11.0%
Duke Energy
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.388%, 4.88% (b) (c)	1,500,000	1,439,400
Edison International
4.13%, 03/15/28	2,500,000	2,373,184
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.698%, 5.38% (b) (c)	2,125,000	1,879,203
Pacific Gas and Electric
2.50%, 02/01/31	4,250,000	3,443,057
3.50%, 08/01/50	3,000,000	1,979,409
4.95%, 07/01/50	1,500,000	1,235,794
PacifiCorp
6.25%, 10/15/37	42,000	47,028
Southern California Edison
3.90%, 12/01/41	15,000	11,882
WEC Energy Group, Inc.
ICE LIBOR USD 3 Month + 2.113%, 6.98%, 05/15/67 (b)	2,560,000	2,057,267

		14,466,224

Total Corporate Obligations
(Cost $68,601,258)		60,138,439

Mortgage-Backed Securities — 19.1%
AGENCY MORTGAGE-BACKED SECURITIES — 18.0%
FHLMC
4.00%, 05/01/44	379,858	372,072
5.00%, 06/01/41	68,569	70,067

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K735, Class AM
2.46%, 05/25/26	2,000,000	1,874,685
FNMA, Series 2010-16, Class PA
4.50%, 02/25/40	23,441	23,044
FNMA, Series 2019-M12, Class A2
2.89%, 06/25/29 (b)	1,500,000	1,397,631
FNMA
3.00%, 02/01/43 to 06/01/43 (e)	1,580,785	1,457,898
3.50%, 11/01/42 to 02/01/43 (e)	675,802	644,601
4.00%, 01/01/41 to 03/01/44 (e)	500,292	490,184
4.50%, 10/01/39 to 04/01/41 (e)	642,506	645,170
5.00%, 06/01/41	80,568	82,240
FNMA, Series 2016-104, Class QA
3.00%, 11/25/43	106,435	103,686
FRESB Mortgage Trust, Series 2019-SB62, Class A10F
3.07%, 03/25/29 (b)	1,427,328	1,326,524
FRESB Mortgage Trust, Series 2017-SB42, Class A10F
2.96%, 10/25/27 (b)	889,650	842,963
FRESB Mortgage Trust, Series 2018-SB52, Class A10F
3.46%, 06/25/28 (b)	2,083,348	2,004,714
FRESB Mortgage Trust, Series 2019-SB60, Class A10F
3.31%, 01/25/29 (b)	730,171	688,746
FRESB Mortgage Trust, Series 2019-SB63, Class A10H
2.89%, 03/25/39 (b)	536,430	496,876
FRESB Mortgage Trust, Series 2018-SB53, Class A10F
3.63%, 06/25/28 (b)	1,523,893	1,473,906
GNMA, Series 2020-8, Class AH
2.55%, 01/16/62	1,214,616	1,037,063
GNMA
3.50%, 05/20/43	442,768	423,920
4.00%, 01/20/41 to 04/20/43 (e)	421,206	415,644
GNMA, Series 2018-156, Class AD
3.25%, 08/16/59 (b)	330,498	311,353
GNMA, Series 2017-46, Class A
2.50%, 11/16/57	360,493	308,122
GNMA, Series 2020-3, Class AH
2.50%, 02/16/62	994,195	851,603
GNMA, Series 2017-106, Class AC
2.60%, 04/16/51	176,537	162,818

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2018-3, Class AG
2.50%, 10/16/58	220,431	193,006
GNMA, Series 2017-24, Class A
2.25%, 09/16/44	102,592	98,589
GNMA, Series 2012-100, Class BA
2.60%, 08/16/52 (b)	2,500,000	2,140,194
GNMA, Series 2012-83, Class AK
3.20%, 12/16/53 (b)	578,427	529,950
GNMA, Series 2017-70, Class AE
2.60%, 10/16/58	536,441	469,709
GNMA, Series 2017-69, Class AS
2.75%, 02/16/58	595,837	549,977
GNMA, Series 2018-68, Class B
3.00%, 02/16/59 (b)	1,000,000	871,403
GNMA, Series 2019-55, Class AH
3.15%, 03/16/61 (b)	730,239	655,519
GNMA, Series 2018-129, Class AG
3.10%, 05/16/59	91,025	89,972
GNMA, Series 2019-2, Class AE
3.25%, 03/16/59	710,389	673,513

		23,777,362

NON-AGENCY MORTGAGE-BACKED SECURITIES — 1.1%
Commercial Mortgage Trust, Series 2013-LC13, Class AM
4.56%, 08/10/46 (a)(b)	100,000	98,714
Commercial Mortgage Trust, Series 2014-CR14, Class AM
4.53%, 02/10/47 (b)	120,000	117,281
GS Mortgage Securities Trust, Series 2014-GC20, Class AS
4.26%, 04/10/47	105,000	102,278
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C
4.88%, 01/15/47 (b)	153,000	145,905
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C
4.74%, 02/15/47 (b)	100,000	81,369
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class AS
4.07%, 07/15/46 (b)	210,000	208,317

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2023 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
Mortgage-Backed Securities (continued)
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C
4.07%, 07/15/46 (b)	191,000	155,868
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class AS
4.26%, 12/15/46	115,000	112,844
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B
4.72%, 03/15/47 (b)	140,000	135,503
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
4.35%, 03/15/47 (b)	263,000	256,657

		1,414,736

Total Mortgage-Backed Securities
(Cost $27,372,923)		25,192,098

U.S. Treasury Obligations — 15.8%
U.S. Treasury Bills
4.74%, 5/18/2023 (f)	2,000,000	1,988,300
4.83%, 7/18/2023 (f)	2,600,000	2,564,344
U.S. Treasury Bonds
1.13%, 5/15/2040 to 8/15/2040 (e)	5,500,000	3,646,504
1.25%, 5/15/2050	500,000	290,664
1.75%, 8/15/2041	950,000	687,859
2.25%, 8/15/2046	1,000,000	754,649
U.S. Treasury Notes
0.63%, 5/15/2030 to 8/15/2030 (e)	8,500,000	6,954,629
1.25%, 11/30/2026	1,250,000	1,143,457
1.38%, 11/15/2031	1,250,000	1,055,078
2.75%, 8/15/2032	1,750,000	1,646,914

Total U.S. Treasury Obligations
(Cost $22,709,778)		20,732,398

Preferred Stock — 8.7%
COMMUNICATION SERVICES — 1.5%
Qwest Corp. 6.50%, 09/01/2056	31,209	445,040
Qwest Corp. 6.75%, 06/15/2057	25,455	378,007
Telephone and Data Systems 6.00%(c)	77,523	1,086,097

		1,909,144

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2023 (Unaudited)

	Shares/ Principal Amount ($)	Value ($)
Preferred Stock (continued)
ENERGY — 1.3%
Enbridge 6.38%, 04/15/2078(b)	10,022	254,459
Energy Transfer 7.63%(b) (c)	52,760	1,230,891
Energy Transfer 7.38%(b) (c)	10,730	257,198

		1,742,548

FINANCIALS — 3.8%
Arbor Realty Trust 6.38%(c)	34,000	593,300
Athene Holding 6.38%(b) (c)	3,703	89,205
B. Riley Financial 5.00%, 12/31/2026	80,000	1,408,800
B. Riley Financial 6.00%, 01/31/2028	40,000	674,400
B. Riley Financial 6.75%, 05/31/2024	8,892	211,185
Ellington Financial 6.25%(b) (c)	80,000	1,704,800
RiverNorth DoubleLine Strategic Opportunity Fund I 4.38%(c)	21,000	384,300

		5,065,990

REAL ESTATE — 1.0%
Brookfield Property Partners 6.50%(c)	10,000	159,100
CTO Realty Growth, REIT 6.38%(c)	56,488	1,109,425

		1,268,525

UTILITIES — 1.1%
SCE Trust III 5.75%(b) (c)	57,920	1,187,939
SCE Trust VI 5.00%(c)	12,348	246,713

		1,434,652

Total Preferred Stock
(Cost $14,727,611)		11,420,859

Municipal Bonds — 3.9%
CALIFORNIA — 0.2%
San Francisco City & County Redevelopment Financing Authority TA
8.26%, 08/01/29	300,000	345,385

KENTUCKY — 0.6%
Clark County School District Finance Corp RB Insured: ST INTERCEPT
5.20%, 06/01/26	750,000	750,034

MARYLAND — 0.4%
Maryland Economic Development RB
3.70%, 06/01/25	500,000	481,986

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds (continued)
MICHIGAN — 1.1%
Belding Area Schools GO Insured: Q-SBLF
6.50%, 05/01/25	750,000	751,138
Comstock Park Public Schools GO Insured: Q-SBLF
6.30%, 05/01/26	635,000	635,806

		1,386,944

NEW YORK — 0.7%
New York & New Jersey Port Authority RB
4.46%, 10/01/62	320,000	298,917
New York State Dormitory Authority RB
5.00%, 01/01/24(g)	720,000	718,669

		1,017,586

NORTH DAKOTA — 0.6%
Kindred Public School District No. 2 GO
6.00%, 08/01/27	750,000	796,870

OREGON — 0.3%
Multnomah County School District No. 1 Portland GO ST INTERCEPT
2.40%, 06/30/38	500,000	369,158

Total Municipal Bonds
(Cost $5,173,375)		5,147,963

U.S. Government Agency Obligations — 2.1%
FFCB 2.71%, 12/1/2036	389,000	310,568
2.94%, 2/23/2032	1,000,000	890,259
4.55%, 2/17/2033	1,000,000	968,665
FHLMC MTN
2.00%, 10/29/2040	1,000,000	649,663

Total U.S. Government Agency Obligations
(Cost $3,178,001)		2,819,155

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2023 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
Asset-Backed Securities — 1.9%
SBA Small Business Investment Company, Series 2018-10B, Class 1
3.55%, 9/10/2028	867,152	825,667
SBA Small Business Investment Company, Series 2018-10A, Class 1
3.19%, 3/10/2028	559,596	533,493
Small Business Administration, Series 2018-20H, Class 1
3.58%, 8/1/2038	846,013	804,811
Small Business Administration
Prime Rate -2.650%, 4.85%, 6/25/2034 (b)	282,008	281,588

Total Asset-Backed Securities
(Cost $2,570,167)		2,445,559

Registered Investment Companies — 1.5%
Ares Dynamic Credit Allocation Fund	7,808	93,462
DoubleLine Income Solutions Fund	29,193	331,925
DoubleLine Opportunistic Credit Fund	295	4,183
PGIM High Yield Bond Fund	5,596	68,271
PIMCO Dynamic Income Fund	17,950	323,459
PIMCO Dynamic Income Opportunities Fund	49,628	615,387
RiverNorth DoubleLine Strategic Opportunity Fund	65,948	564,515

Total Registered Investment Companies
(Cost $2,899,626)		2,001,202

Common Stock — 0.3%
ENERGY — 0.1%
Unit Corp(h)	2,389	104,280

REAL ESTATE — 0.2%
Creative Media & Community Trust, REIT	69,150	281,441
Orion Office Inc, REIT	726	4,864

		286,305

Total Common Stock
(Cost $507,594)		390,585

Total Investments - 99.0% (Cost $147,740,333)		130,288,258

Other Assets & Liabilities, Net - 1.0%		1,261,509

Net Assets - 100.0%		131,549,767

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2023 (Unaudited)

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2023, these securities amounted to $5,438,694 or 4.1% of Net Assets of the Fund.

(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)	Perpetual security with no stated maturity date.
(d)	The issuer is, or is in danger of being, in default of its payment obligation.
(e)	Securities are grouped by coupon and represent a range of maturities.
(f)	Interest rate represents the security’s effective yield at the time of purchase.
(g)	Escrowed to Maturity
(h)	Non-income producing security.

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

TA — Tax Allocation

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2023 (Unaudited)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$60,138,439	$—	$60,138,439
Mortgage-Backed Securities	—	25,192,098	—	25,192,098
U.S. Treasury Obligations	16,179,754	4,552,644	—	20,732,398
Preferred Stock	11,420,859	—	—	11,420,859
Municipal Bonds	—	5,147,963	—	5,147,963
U.S. Government Agency Obligations	—	2,819,155	—	2,819,155
Asset-Backed Securities	—	2,445,559	—	2,445,559
Registered Investment Companies	2,001,202	—	—	2,001,202
Common Stock	390,585	—	—	390,585

Total Investments in Securities	$29,992,400	$100,295,858	$—	$130,288,258

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2023 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

	Shares	Value ($)
Foreign Common Stock — 40.3%
CANADA — 13.4%
Brookfield	60,248	1,963,482
Canadian Pacific Railway	30,400	2,338,976
GreenFirst Forest Products (a)	104,800	97,571
Logistec, Class B	800	26,151
PrairieSky Royalty Ltd.	318,235	5,032,127
Suncor Energy	152,354	4,730,592

		14,188,899

FRANCE — 17.7%
Bollore SA	1,239,539	7,662,698
Cie de L’Odet	3,617	5,619,450
Cie du Cambodge	1	7,008
Financiere Moncey	1	7,985
Lagardere	106,045	2,396,419
LVMH Moet Hennessy Louis Vuitton ADR	7,150	1,313,669
Societe Industrielle et Financiere de l’Artois	6	32,463
Vivendi SA	163,000	1,646,948

		18,686,640

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2023 (Unaudited)

	Shares	Value ($)
INDIA — 0.4%
Fairfax India Holdings, Class G (a)	27,000	367,470

JAPAN — 1.5%
Nintendo Co, Ltd.	16,000	616,846
Nintendo Co, Ltd. ADR	104,000	1,007,760

		1,624,606

MEXICO — 2.4%
Becle	985,897	2,560,296

NETHERLANDS — 2.0%
EXOR (a)	25,100	2,068,146

UNITED KINGDOM — 2.9%
Rentokil Initial ADR	83,262	3,039,896

Total Foreign Common Stock
(Cost $36,512,596)		42,535,953

Common Stock — 33.6%
COMMUNICATION SERVICES — 11.1%
Alphabet, Inc., Class A(a)	11,620	1,205,343
Alphabet, Inc., Class C(a)	3,860	401,440
DallasNews	8,191	36,204
Liberty Media Corp.-Liberty Formula One, Class A(a)	40,301	2,720,317
Madison Square Garden Entertainment(a)	92,711	5,476,439
MultiChoice Group ADR	268,990	1,847,961

		11,687,704

CONSUMER DISCRETIONARY — 3.8%
MGM Resorts International(a)	32,352	1,437,076
Tandy Leather Factory(a)	560,237	2,633,114

		4,070,190

CONSUMER STAPLES — 5.6%
JG Boswell Co	40	27,600
Philip Morris International, Inc.	49,630	4,826,518
Tyson Foods, Class A	17,100	1,014,372

		5,868,490

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2023 (Unaudited)

	Shares / Principal Amount ($)	Value ($)
ENERGY — 0.4%
Unit Corp(a)	9,152	399,485
Windrock	11	5,934

		405,419

FINANCIALS — 6.8%
Berkshire Hathaway, Inc., Class B(a)	5,055	1,560,832
Burford Capital	387,668	4,287,608
Charles Schwab	25,200	1,319,976

		7,168,416

HEALTHCARE — 2.1%
HCA Healthcare, Inc.	2,775	731,712
Laboratory Corp of America Holdings	6,700	1,537,114

		2,268,826

MATERIALS — 1.1%
Keweenaw Land Association Ltd.(a)	52,595	1,164,979

REAL ESTATE — 2.7%
Creative Media & Community Trust, REIT	220,122	895,897

Equity Commonwealth, REIT(a)	94,700	1,961,237

		2,857,134

Total Common Stock
(Cost $33,093,076)		35,491,158

U.S. Treasury Obligations — 15.7%
U.S. Treasury Bills
4.24%, 4/25/2023 (b)	1,500,000	1,495,858
4.46%, 5/16/2023 (b)	1,500,000	1,491,855
4.65%, 5/2/2023 (b)	1,000,000	996,303
4.81%, 6/13/2023 (b)	1,000,000	991,016
4.95%, 8/17/2023 (b)	1,000,000	982,273
U.S. Treasury Bonds
3.13%, 2/15/2043	2,275,000	2,045,545

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
U.S. Treasury Notes
0.13%, 7/31/2023	1,000,000	984,883
0.25%, 4/15/2023	2,000,000	1,997,115
0.38%, 4/15/2024	3,000,000	2,871,445
1.88%, 2/15/2032	2,025,000	1,777,254
3.50%, 2/15/2033	1,000,000	1,001,562

Total U.S. Treasury Obligations
(Cost $16,495,810)		16,635,109

Corporate Obligations — 6.4%
COMMUNICATION SERVICES — 0.5%
iHeartCommunications, Inc.
6.38%, 05/01/26	545	481
8.38%, 05/01/27	132	96
Level 3 Financing
3.75%, 07/15/29 (c)	1,000,000	533,160

		533,737

CONSUMER DISCRETIONARY — 1.2%
General Motors Financial
3.70%, 05/09/23	41,000	40,938
4.15%, 06/19/23	11,000	10,965
Hyundai Capital America MTN
0.80%, 04/03/23 (c)	725,000	725,000
Hyundai Capital America
5.75%, 04/06/23 (c)	260,000	260,008
Toll Brothers Finance
4.38%, 04/15/23	182,000	181,974

		1,218,885

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
CONSUMER STAPLES — 0.3%
Coca-Cola Europacific Partners
0.50%, 05/05/23 (c)	300,000	298,540

ENERGY — 0.4%
Kinder Morgan, Inc.
5.63%, 11/15/23 (c)	42,000	41,961
Pioneer Natural Resources
0.55%, 05/15/23	418,000	415,667

		457,628

FINANCIALS — 0.9%
Bank of America
ICE LIBOR USD 3 Month + 4.174%, 6.50% (d) (e)	340,000	339,150
Liberty Mutual Group
4.25%, 06/15/23 (c)	155,000	154,139
Prudential Financial, Inc.
ICE LIBOR USD 3 Month + 3.920%, 5.63%, 06/15/43 (d)	500,000	491,875

		985,164

INDUSTRIALS — 1.1%
Air Lease
3.88%, 07/03/23	200,000	199,059
Boeing
4.51%, 05/01/23	175,000	174,938
Leidos
2.95%, 05/15/23	685,000	682,926
Penske Truck Leasing
4.13%, 08/01/23 (c)	115,000	114,351

		1,171,274

INFORMATION TECHNOLOGY — 1.4%
Hewlett Packard Enterprise
2.25%, 04/01/23	366,000	366,000
Skyworks Solutions
0.90%, 06/01/23	675,000	669,329
Sprint
7.88%, 09/15/23	400,000	402,958

		1,438,287

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2023 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
MATERIALS — 0.1%
Glencore Funding
4.13%, 05/30/23 (c)	56,000	55,798

REAL ESTATE — 0.2%
American Tower
3.00%, 06/15/23	26,000	25,855
Federal Realty Investment Trust
2.75%, 06/01/23	112,000	111,509
Simon Property Group
2.75%, 06/01/23	115,000	114,397

		251,761

UTILITIES — 0.3%
Alliant Energy Finance
3.75%, 06/15/23 (c)	125,000	124,578
WEC Energy Group, Inc.
ICE LIBOR USD 3 Month + 2.113%, 6.98%, 05/15/67 (d)	250,000	200,905

		325,483

Total Corporate Obligations
(Cost $6,827,388)		6,736,557

Preferred Stock — 2.0%
COMMUNICATION SERVICES — 0.5%
Liberty Broadband 7.00%(e)	4,499	102,992
Telephone and Data Systems 6.00%(e)	27,000	378,270

		481,262

ENERGY — 0.2%
Energy Transfer 7.38%(d) (e)	9,850	236,104

FINANCIALS — 1.1%
Bank of America 7.25%(e)	635	741,528
RiverNorth DoubleLine Strategic Opportunity Fund I 4.38%(e)	4,000	73,200
Wells Fargo 5.85%(d) (e)	16,300	379,138

		1,193,866

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2023 (Unaudited)

	Shares/ Principal Amount ($)	Value ($)
REAL ESTATE — 0.2%
CTO Realty Growth, REIT 6.38%(e)	2,676	52,557
Equity Commonwealth, REIT 6.50%(e)	4,000	99,960
Rexford Industrial Realty, REIT 5.88%(e)	900	20,475

		172,992

Total Preferred Stock
(Cost $2,521,537)		2,084,224

Mortgage-Backed Securities — 0.6%
AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
FHLMC
5.00%, 06/01/41	21,683	22,157
FNMA
3.00%, 02/01/43 to 06/01/43 (f)	204,549	188,648
3.50%, 11/01/42 to 02/01/43 (f)	91,526	87,300
4.00%, 02/01/44	23,706	23,157
4.50%, 02/01/40 to 01/01/41 (f)	46,063	46,345
5.00%, 06/01/41	25,478	26,006
FNMA, Series 2012-93, Class SW
1.25%, 09/25/42 (d)(g)	15,078	1,827
FNMA, Series 2004-354, Class 1
0.00%, 12/25/34 (h)	1,578	1,408
GNMA
3.00%, 04/20/43 to 06/20/43 (f)	38,254	35,655
3.50%, 05/20/43	39,446	37,767
4.00%, 01/20/41 to 04/20/43 (f)	43,635	43,012
4.50%, 05/20/40 to 03/20/41 (f)	15,182	15,374

		528,656

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C
4.88%, 01/15/47 (d)	60,000	57,218
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
4.35%, 03/15/47 (d)	40,000	39,035

		96,253

Total Mortgage-Backed Securities
(Cost $685,191)		624,909

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2023 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
U.S. Government Agency Obligation — 0.4%
FFCB
2.87%, 2/25/2030	500,000	454,564

Total U.S. Government Agency Obligations
(Cost $449,725)		454,564

Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine (a)	42,443	—

Total Special Purpose Acquisition Companies
(Cost $–)		—

Total Investments - 99.0% (Cost $96,585,323)		104,562,474

Other Assets & Liabilities, Net - 1.0%		1,006,127

Net Assets - 100.0%		105,568,601

(a)	Non-income producing security.
(b)	Interest rate represents the security’s effective yield at the time of purchase.
(c)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2023, these securities amounted to $2,307,535 or 2.2% of Net Assets of the Fund.

(d)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(e)	Perpetual security with no stated maturity date.
(f)	Securities are grouped by coupon and represent a range of maturities.
(g)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2023 (Unaudited)

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ltd. — Limited

MTN — Medium Term Note

REIT — Real Estate Investment Trust

USD — U.S. Dollar

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$42,535,953	$—	$—	$42,535,953
Common Stock	35,491,158	—	—	35,491,158
U.S. Treasury Obligations	—	16,635,109	—	16,635,109
Corporate Obligations	—	6,736,557	—	6,736,557
Preferred Stock	2,084,224	—	—	2,084,224
Mortgage-Backed Securities	—	624,909	—	624,909
U.S. Government Agency Obligation	—	454,564	—	454,564
Special Purpose Acquisition Company	—	—	—	—

Total Investments in Securities	$80,111,335	$24,451,139	$—	$104,562,474

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Assets
Investments, at value (Cost $147,740,333 and $96,585,323)	$130,288,258	$104,562,474
Cash equivalents (Note 2)	695,540	725,826
Foreign currency (Cost $553 and $–)	567	–
Foreign tax reclaim receivable	399	233,293
Receivable for:
Investments sold	–	1,079
Dividends and interest	854,410	263,671
Fund shares sold	16,985	154,501
Prepaid expenses and other assets	26,992	27,124

Total assets	131,883,151	105,967,968

Liabilities:
Payable for:
Fund shares redeemed	80,553	6,749
Audit fees	53,149	41,265
Distribution and shareholder servicing fees	50,709	13,164
Transfer agent fees	46,942	25,856
Investment advisory fees payable	33,520	43,256
Reports to shareholders	21,378	14,947
Income distribution payable	17,134	–
Payable due to administrator	12,927	10,504
Trustees fees	4,822	3,403
CCO fees payable	2,249	1,343
Investments purchased	–	35,220
Foreign currency payable (Proceeds $– and $201,182)	–	198,123
Accrued expenses and other liabilities	10,001	5,537

Total liabilities	333,384	399,367

Net Assets	$131,549,767	$105,568,601

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Net Assets Consist of:
Paid-in capital	$154,152,659	$90,405,172
Total distributable earnings (accumulated loss)	(22,602,892)	15,163,429

Net Assets	$131,549,767	$105,568,601

Class A:
Net assets	$52,107,705	$38,766,142
Shares outstanding (no par value; unlimited shares authorized)	4,587,534	1,412,597
Net asset value per share(a)(b)	$11.36	$27.44

Maximum offering price per share(c)	$11.86	$29.11

Class Y:
Net assets	$79,442,062	$66,802,459
Shares outstanding (no par value; unlimited shares authorized)	7,000,967	2,383,005
Net asset value, offering and redemption price per share	$11.35	$28.03

(a) Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

(b) Purchases without an initial sales charge of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.

(c) The sales charge is 4.25% for the Fixed Income Fund and 5.75% for the Total Return Fund. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
FOR THE SIX MONTHS ENDED
MARCH 31, 2023
(Unaudited)

STATEMENTS OF OPERATIONS

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Investment Income:
Income:
Dividends	$989,246	$863,404
Interest	2,580,770	448,382
Less: Foreign taxes withheld	–	(35,473)

Total income	3,570,016	1,276,313

Expenses:
Investment advisory fees	207,076	250,478
Administration fees	82,833	60,582
Distribution and shareholder service fees:
Class A Shares	66,636	45,571
Transfer agent fees	96,258	67,299
Legal fees	25,156	18,079
Registration fees	18,301	17,613
Audit fees	17,334	14,079
Trustees fees	9,849	7,150
Reports to shareholders	20,058	14,719
Chief compliance officer fees	4,048	3,000
Custodian/wire agent fees	8,159	7,652
Other	20,584	10,320

Total operating expenses	576,292	516,542
Less:
Fees Paid Indirectly	(273)	(177)

Net operating expenses	576,019	516,365

Net investment income	2,993,997	759,948

Realized gain (loss) on:
Investments in securities	(3,703,815)	8,123,646
Foreign currency related transactions	–	(1,729)

Net realized gain (loss)	(3,703,815)	8,121,917

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in securities	6,570,132	11,487,848
Foreign currency related translations	14	(13,136)

Net change in unrealized appreciation (depreciation)	6,570,146	11,474,712

Net realized and unrealized gain	2,866,331	19,596,629

Total increase in net assets resulting from operations	$5,860,328	$20,356,577

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,993,997	$5,909,998
Net realized loss	(3,703,815)	(1,460,694)
Reimbursement from affiliate(1)	–	310,750
Net change in unrealized appreciation (depreciation)	6,570,146	(30,657,303)

Net increase (decrease) resulting from operations	5,860,328	(25,897,249)

Distributions:
Class A Shares	(1,139,855)	(2,125,082)
Class Y Shares	(1,924,218)	(3,981,390)

Net decrease resulting from distributions	(3,064,073)	(6,106,472)

Net increase (decrease) in net assets from operations and distributions	2,796,255	(32,003,721)

Capital Share transactions:(2)
Class A Shares
Issued	106,665	147,215
Reinvestment of Distributions	1,023,970	1,916,026
Redeemed	(5,648,484)	(10,138,724)

Net decrease from Class A share transactions	(4,517,849)	(8,075,483)

Class Y Shares
Issued	3,727,750	14,540,345
Reinvestment of Distributions	1,900,411	3,920,137
Redeemed	(19,501,897)	(30,607,739)

Net decrease from Class Y share transactions	(13,873,736)	(12,147,257)

Total decrease in net assets	(15,595,330)	(52,226,461)

Net Assets
Beginning of period	147,145,097	199,371,558

End of period	$131,549,767	$147,145,097

(1) See Note 3 in Notes to Financial Statements.

(2) For share transactions, see Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$759,948	$3,608,121
Net realized gain	8,121,917	3,196,541
Net change in unrealized appreciation (depreciation)	11,474,712	(12,666,735)

Net increase (decrease) resulting from operations	20,356,577	(5,862,073)

Distributions:
Class A Shares	(3,910,075)	(5,493,365)
Class Y Shares	(6,996,392)	(6,905,918)

Net decrease resulting from distributions	(10,906,467)	(12,399,283)

Net increase (decrease) in net assets from operations and distributions	9,450,110	(18,261,356)

Capital Share transactions:(1)
Class A Shares
Issued	896,091	387,433
Reinvestment of Distributions	3,671,896	5,200,902
Redeemed	(2,701,893)	(5,379,063)

Net increase from Class A share transactions	1,866,094	209,272

Class Y Shares
Issued	6,034,451	26,665,299
Reinvestment of Distributions	6,895,059	6,799,972
Redeemed	(11,430,428)	(10,621,088)

Net increase from Class Y share transactions	1,499,082	22,844,183

Total increase in net assets	12,815,286	4,792,099

Net Assets
Beginning of period	92,753,315	87,961,216

End of period	$105,568,601	$92,753,315

(1) For share transactions, see Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period or Year

Class A Shares	Six- Months Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021(1)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net Asset Value, Beginning of Period	$11.13	$13.34	$13.27	$13.05	$12.69	$12.98

Income from Investment Operations:
Net investment income(a)	0.24	0.39	0.37	0.36	0.35	0.33
Net realized and unrealized gain (loss)	0.23	(2.19)	0.25	0.19	0.37	(0.28)

Total from Investment Operations	0.47	(1.80)	0.62	0.55	0.72	0.05

Distributions and Distributions:
Net investment income	(0.24)	(0.39)	(0.42)	(0.33)	(0.36)	(0.32)
Net realized gains	—	(0.02)	(0.11)	—	—	—
Return of capital	—	—	(0.02)	—	—(b)	(0.02)

Total Dividends and Distributions	(0.24)	(0.41)	(0.55)	(0.33)	(0.36)	(0.34)

Net Asset Value, End of Period(c)	$11.36	$11.13	$13.34	$13.27	$13.05	$12.69

Total Return(c)(d)	4.27%	(13.79)% (f)	4.71%	4.27%	5.76%	0.43%

Ratios to Average Net Assets:(e)
Net Assets, End of Period (000’s)	$52,108	$55,516	$75,144	$82,276	$89,042	$96,380
Ratio of Expenses to Average Net Assets	0.99%	0.94%	0.91%	0.90%	0.90%	0.89%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.99%	0.94%	1.02%	1.07%	0.95%	0.92%
Ratio of Net Investment Income to Average Net Assets	4.18%	3.14%	2.79%	2.74%	2.72%	2.55%
Portfolio Turnover Rate	10%	14%	34%	75%	53%	45%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	If not for the capital contribution from First Foundation Advisors, the total return would have been (13.94)%. See Note 3 in Notes to Financial Statements.
(1)

On January 11, 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period or Year

Class Y Shares	Six- Months Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021(1)(2)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net Asset Value, Beginning of Period	$11.12	$13.33	$13.26	$13.04	$12.68	$12.97

Income from Investment Operations:
Net investment income(a)	0.25	0.42	0.40	0.39	0.38	0.35
Net realized and unrealized gain (loss)	0.24	(2.19)	0.25	0.19	0.37	(0.26)

Total from Investment Operations	0.49	(1.77)	0.65	0.58	0.75	0.09

Distributions and Distributions:
Net investment income	(0.26)	(0.42)	(0.45)	(0.36)	(0.39)	(0.36)
Net realized gains	—	(0.02)	(0.11)	—	—	—
Return of capital	—	—	(0.02)	—	—(b)	(0.02)

Total Dividends and Distributions	(0.26)	(0.44)	(0.58)	(0.36)	(0.39)	(0.38)

Net Asset Value, End of Period(c)	$11.35	$11.12	$13.33	$13.26	$13.04	$12.68

Total Return(c)(d)	4.41%	(13.59)% (f)	4.97%	4.54%	6.02%	0.68%

Ratios to Average Net Assets:(e)
Net Assets, End of Period (000’s)	$79,442	$91,629	$124,228	$114,884	$106,978	$96,936
Ratio of Expenses to Average Net Assets	0.74%	0.69%	0.66%	0.65%	0.65%	0.66%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.74%	0.69%	0.77%	0.82%	0.71%	0.67%
Ratio of Net Investment Income to Average Net Assets	4.43%	3.39%	3.03%	3.01%	2.97%	2.76%
Portfolio Turnover Rate	10%	14%	34%	75%	53%	45%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	If not for the capital contribution from First Foundation Advisors, the total return would have been (13.74)%. See Note 3 in Notes to Financial Statements.
(1)

On January 11, 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)

On November 16, 2020, Class C Shares of the Fixed Income Predecessor Fund were converted to Class Y Shares of the Fixed Income Predecessor Fund, and the Class C Shares were terminated. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period or Year

Class A Shares	Six- Months Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021(1)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net Asset Value, Beginning of Period	$25.03	$30.50	$22.94	$22.99	$23.03	$24.04

Income from Investment Operations:
Net investment income(a)	0.18	1.13	0.55	0.18	0.19	0.95
Net realized and unrealized gain (loss)	5.22	(2.34)	7.23	(0.08)	(0.09)	(0.68)

Total from Investment Operations	5.40	(1.21)	7.78	0.10	0.10	0.27

Distributions and Distributions:
Net investment income	(0.92)	(0.45)	(0.22)	(0.15)	(0.02)	(0.40)
Net realized gains	(2.07)	(3.81)	—	—	(0.12)	(0.50)
Return of capital	—	—	—	—	—	(0.38)

Total Dividends and Distributions	(2.99)	(4.26)	(0.22)	(0.15)	(0.14)	(1.28)

Net Asset Value, End of Period(b)	$27.44	$25.03	$30.50	$22.94	$22.99	$23.03

Total Return(b)(c)	22.78%	(5.20)%	34.09%	0.39%	0.53%	1.17%

Ratios to Average Net Assets:(d)
Net Assets, End of Period (000’s)	$38,766	$33,456	$40,395	$35,088	$40,099	$46,188
Ratio of Expenses to Average Net Assets	1.19%	1.22%	1.20%	1.20%	1.20%	1.17%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.19%	1.22%	1.35%	1.56%	1.23%	1.17%
Ratio of Net Investment Income to Average Net Assets	1.38%	3.99%	1.98%	0.80%	0.86%	4.13%
Portfolio Turnover Rate	55%	105%	85%	73%	62%	105%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(1)

On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Total Return Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period or Year

Class Y Shares	Six- Months Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021(1)(2)	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net Asset Value, Beginning of Period	$25.54	$31.04	$23.34	$23.38	$23.43	$24.44

Income from Investment Operations:
Net investment income(a)	0.22	1.05	0.71	0.23	0.25	1.00
Net realized and unrealized gain (loss)	5.33	(2.22)	7.27	(0.06)	(0.10)	(0.67)

Total from Investment Operations	5.55	(1.17)	7.98	0.17	0.15	0.33

Distributions and Distributions:
Net investment income	(0.99)	(0.52)	(0.28)	(0.21)	(0.08)	(0.43)
Net realized gains	(2.07)	(3.81)	—	—	(0.12)	(0.50)
Return of capital	—	—	—	—	—	(0.41)

Total Dividends and Distributions	(3.06)	(4.33)	(0.28)	(0.21)	(0.20)	(1.34)

Net Asset Value, End of Period(b)	$28.03	$25.54	$31.04	$23.34	$23.38	$23.43

Total Return(b)(c)	22.94%	(4.98)%	34.42%	0.68%	0.74%	1.41%

Ratios to Average Net Assets:(d)
Net Assets, End of Period (000’s)	$66,803	$59,297	$47,566	$30,271	$35,575	$40,931
Ratio of Expenses to Average Net Assets	0.94%	0.97%	0.95%	0.95%	0.95%	0.92%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.94%	0.97%	1.10%	1.31%	0.98%	0.92%
Ratio of Net Investment Income to Average Net Assets	1.60%	3.66%	2.48%	1.01%	1.11%	4.30%
Portfolio Turnover Rate	55%	105%	85%	73%	62%	105%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(1)

On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Total Return Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)

On November 16, 2020, Class C Shares of the Total Return Predecessor Fund were converted to Class Y Shares of the Total Return Predecessor Fund, and the Class C Shares were terminated. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the First Foundation Fixed Income Fund and the First Foundation Total Return Fund (each a “Fund” and collectively, the “Funds”). The investment objective of the First Foundation Fixed Income Fund is to seek maximum income consistent with prudent investment management and the preservation of capital. The investment objective of the First Foundation Total Return Fund is to seek maximum total return (total return includes both income and capital appreciation). The Funds are each classified as a diversified investment company. Brookmont Capital Management, LLC serves as the Funds’ investment adviser (the “Adviser”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The First Foundation Fixed Income Fund (the “Fixed Income Fund”) is the successor to the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) and the First Foundation Total Return Fund (the “Total Return Fund”) is the successor to the Highland Total Return Fund (the “Total Return Predecessor Fund” and, together with the Fixed Income Predecessor Fund, the “Predecessor Funds”). The Predecessor Funds were managed by Highland Capital Management Fund Advisors, L.P., the Predecessor Funds’ investment adviser (the “Predecessor Adviser”), prior to their reorganizations into the Funds. The Predecessor Fixed Income Fund and the Predecessor Total Return Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fixed Income Fund and the Total Return Fund, respectively.    Each Fund acquired the assets and assumed all of the liabilities of its Predecessor Fund (the “Reorganization”) on January 11, 2021 in a tax-free transaction. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to January 11, 2021. The Funds currently offer Class A and Class Y Shares. On November 16, 2020, Class C Shares of each Predecessor Fund were converted to Class Y Shares of the applicable Predecessor Fund, and the Class C Shares were terminated.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board and were implemented through the Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2023, the Funds did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. For the period ended March 31, 2023, the Funds did not hold any future contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The First Foundation Fixed Income Fund distributes its net investment income, if any, at least monthly. The First Foundation Total Return Fund distributes its net investment income, if any, at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Options Written/Purchased — The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.

The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

For the period ended March 31, 2023, the Funds did not hold any option contracts.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps and equity swap contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at year end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian. At March 31, 2023, the Funds did not hold swap contracts.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

On September 13, 2022, First Foundation Advisors made a capital contribution to the First Foundation Fixed Income Fund in the amount of $310,750. The capital transaction was made to reimburse the Fund for a loss associated with an investment error. The contribution represented 0.17% of the Fund’s average net assets for the year ended September 30, 2022.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2023, the First Foundation Fixed Income Fund and First Foundation Total Return Fund paid $82,833 and $60,582 respectively for these services.

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Effective January 11, 2021, the Funds have adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for Class A shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Class A shares.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

SS&C Global Investor & Distribution Solutions, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the period ended March 31, 2023, the Fixed Income Fund and Total Return Fund earned credits of $273 and $177, respectively. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreement:

For its services to each Fund under the Advisory Agreement, the Adviser is entitled to a management fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
First Foundation Fixed Income Fund	0.30%

First Foundation Total Return Fund	0.50%

For each Fund, until January 31, 2022, the Adviser had contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, “excluded expenses”)) from exceeding 0.74% of the average daily net assets of each of the Fixed Income Fund’s share classes and 1.13% of the average daily net assets of each of the Total Return Fund’s share classes. This contractual agreement was terminated by the Adviser effective as of January 31, 2022. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling

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three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/ or expense reimbursement and (ii) at the time of the recoupment.

For the period ended March 31, 2023, there were no previously waived fees reimbursed to the Funds by the Adviser.

First Foundation Advisors (“FFA” or the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. FFA makes investment decisions for each Fund and continuously reviews, supervises and administers each Fund’s investment program. For its services to the Funds, FFA is entitled to receive from the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Sub-Advisory Fee
First Foundation Fixed Income Fund	0.15%

First Foundation Total Return Fund	0.30%*

* Prior to January 27, 2023, the sub-advisory fee was 0.25%.

6. Share Transactions

	First Foundation Fixed Income Fund		First Foundation Total Return Fund
	10/1/2022 to 3/31/2023 (Unaudited)	10/1/2021 to 9/30/2022	10/1/2022 to 3/31/2023 (Unaudited)	10/1/2021 to 9/30/2022
Class A:
Shares Issued	9,465	12,213	33,350	13,902
Shares Issued in Lieu of Dividends and Distributions	91,071	155,369	143,701	186,753
Shares Redeemed	(501,473)	(811,661)	(101,267)	(188,079)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(400,937)	(644,079)	75,784	12,576
Class Y:
Shares Issued	330,037	1,145,743	219,847	931,693
Shares Issued in Lieu of Dividends and Distributions	169,162	318,203	264,008	239,275
Shares Redeemed	(1,739,151)	(2,542,334)	(422,891)	(381,232)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(1,239,952)	(1,078,388)	60,964	789,736

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7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended March 31, 2023, were as follows:

	U.S. Gov’t	Other	Total
First Foundation Fixed Income Fund
Purchases	$10,391,843	$2,948,758	$13,340,601
Sales	7,627,910	25,440,218	33,068,128
First Foundation Total Return Fund
Purchases	5,319,253	42,176,070	47,495,323
Sales	33,041	56,261,982	56,295,023

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments. These book/tax differences may be temporary or permanent.

At September 30, 2022, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Fixed Income Fund	Total Return Fund
Undistributed Ordinary Income	$128,488	$3,612,474
Undistributed Long-Term Capital Gains	–	5,833,138
Post October Losses	(1,483,822)	–
Unrealized Depreciation	(23,942,612)	(3,732,296)
Other Temporary Differences	(101,201)	3

Net Distributable Earnings (Accumulated Losses)	$(25,399,147)	$5,713,319

Post-October losses represent losses realized on investment transactions from November 1, 2021 through September 30, 2022 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The other temporary differences are comprised of dividends payable and losses deferred to off-setting positions.

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The tax character of distributions paid during the years ended September 30, 2022 and September 30, 2021 is as follows:

	Ordinary Income	Long-term Capital Gain	Return of Capital	Total
First Foundation Fixed Income Fund
2022	$5,954,962	$151,510	$–	$6,106,472
2021	8,125,328	21,103	277,429	8,423,860
First Foundation Total Return Fund
2022	7,158,729	5,240,554	–	12,399,283
2021	676,640	—	–	676,640

The Federal tax cost and gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2023 were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
First Foundation Fixed Income Fund	$147,740,333	$ 495,860	$ (17,947,935)	$ (17,452,075)
First Foundation Total Return Fund	96,585,323	11,613,952	(3,636,801)	7,977,151

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below. The following risks pertain to the Funds, unless otherwise noted.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

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Asset Allocation Risk (First Foundation Total Return Fund) — The Fund is subject to asset allocation risk, which is the risk that the Sub-Adviser’s allocation of the Fund’s assets among strategies will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Large Shareholder Risk (First Foundation Total Return Fund) — The risk that a significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser, the Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant, could cause the Fund to sell securities at inopportune times in order to meet redemption requests, and could cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Real Estate Sector Risk — Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes In the value of real estate properties: (iii) risks related to local economic conditions, overbuilding and increased competition: (iv) increases in property taxes and operating expenses; (v) changes in zoning laws: (vi) casualty and condemnation losses; (vii) variations in

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rental income, neighborhood values or the appeal of property to tenants: (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended.

Value Style Risk (First Foundation Total Return Fund) — If the Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Communications Sector Risk (First Foundation Total Return Fund) — Communications Sector Risk is the risk that the securities of, or financial instruments tied to the performance of, issuers in the Communications Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Communications Sector (“Communications Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communications Sector, The prices of the securities of Communications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged In strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Communications Companies in their primary markets.

Counterparty Risk — There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

Credit Risk — The risk that the issuer of a security or, the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

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Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Derivatives Risk — The Fund’s use of futures contracts, options, and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk and market risk are described elsewhere in this section. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Foreign investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on Investments in Issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times which could result in losses to the Fund.

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Investments In Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the Investment Company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Growth Style Risk (First Foundation Total Return Fund) — If a growth company does not meet the Sub-Adviser’s expectations that its earnings will increase at a certain rate, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other funds that use differing investing styles.

Hedging Risk (First Foundation Total Return Fund) — Hedging risk is the risk that instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds”, but there is no guarantee that an investment in these securities will result in a high rate of return.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the

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safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Large Capitalization Company Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small-and-Mid-Capitalization Company Risk — The small and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk because these companies tend to have limited product lines markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Micro-Capitalization Company Risk (First Foundation Total Return Fund) — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid-and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of

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prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing’s and loan modifications at lower Interest rates. In contrast, if prevailing interest rates rise prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Cyber Security Risk — The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder Information or confidential company Information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

Prepayment Risk — The risk that, in a declining interest environment fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Portfolio Turnover Risk (First Foundation Total Return Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Restricted Securities Risk (First Foundation Total Return Fund) — Investments in restricted securities may be illiquid. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less

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than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, restricted securities may not be subject to the disclosure and other investor protection requirements that might be applicable to unrestricted securities. In order to sell restricted securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Asset-Backed Securities Risk (First Foundation Fixed Income Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund may acquire.

Financials Sector Risk (First Foundation Fixed Income Fund) — The Fund is subject to the risk that the securities of issuers in the Financials Sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive

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government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Preferred Stock Risk (First Foundation Fixed Income Fund) — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments. Preferred stock may also be subject to prepayment risk, which is discussed below.

Municipal Securities Risk (First Foundation Fixed Income Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

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10. Other:

At March 31, 2023, the percentage of total shares outstanding held by shareholders owning 10% or greater for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
First Foundation Fixed Income Fund, Class A	1	13%
First Foundation Fixed Income Fund, Class Y	1	91%
First Foundation Total Return Fund, Class Y	1	74%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2023.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2022 to March 31, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023

DISCLOSURE OF FUND EXPENSES – (Unaudited) concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period
First Foundation Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,042.70	0.99%	$5.04
Class Y	1,000.00	1,044.10	0.74	3.77
Hypothetical
Class A	$1,000.00	$1,020.00	0.99%	$4.99
Class Y	1,000.00	1,021.24	0.74	3.73
First Foundation Total Return Fund
Actual Fund Return
Class A	$1,000.00	$1,227.80	1.19%	$6.61
Class Y	1,000.00	1,229.40	0.94	5.22
Hypothetical
Class A	$1,000.00	$1,019.00	1.19%	$5.99
Class Y	1,000.00	1,020.24	0.94	4.73
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023

RENEWAL OF INVESTMENT SUB-ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ sub-advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

Board meetings were held on September 14–15, 2022 (the “September Meeting”) and December 15–16, 2022 (the “December Meeting” and, together with the “September Meeting,” the “Meetings”) to decide whether to renew the Agreement for an additional one-year term. In preparation for the Meetings, the Trustees requested that the Sub-Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the Meetings, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the Meetings and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Sub-Adviser’s services; (ii) the Sub-Adviser’s investment management personnel; (iii) the Sub-Adviser’s operations and financial condition; (iv) the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Sub-Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Sub-Adviser and its affiliates; (vii) the Sub-Adviser’s potential economies of scale; (viii) the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Meetings to help the Trustees evaluate the Sub-

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023

Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the December Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Sub-Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Sub-Adviser; (ii) the investment performance of the Funds and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Sub-Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Sub-Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Sub-Adviser, the Board reviewed the portfolio management services provided by the Sub-Adviser to the Funds, including the quality and continuity of the Sub-Adviser’s portfolio management personnel, the resources of the Sub-Adviser, and the Sub-Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser was available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Sub-Adviser were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Adviser pursuant to the Agreement and that the fees payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the Agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Sub-Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Sub-Adviser and its affiliates. The Trustees considered how the Sub-Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Sub-Adviser with respect to the management of the Funds were not unreasonable.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023

The Trustees considered the Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the sub-advisory fees were reasonable in light of the information that was provided to the Trustees by the Sub-Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2023

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Brookmont Funds

PO Box 219009

Kansas City, MO 64121

800-838-0191

Investment Adviser:

Brookmont Capital Management, LLC

5950 Berkshire Lane, Suite 1420,

Dallas, TX 75225

Sub-Adviser:

First Foundation Advisors

18101 Von Karman Avenue, Suite 700,

Irvine, CA 92612

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described. Investors should read it carefully before investing or sending money.

BRK-SA-001-0300

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b)   Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 9, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: June 9, 2023